Commitments and Contingencies (Detail Textual)		1 Months Ended	12 Months Ended
	Sep. 03, 2014 USD ($) shares	Feb. 28, 2007 shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Commitments and Contingencies (Textual)
Commitments related to agreements			$ 500,000
Payment for commitment milestones	$ 10,000,000		$ 7,900,000
Percentage for royalties			6.00%
Monthly rent amount before increment				$ 12,300
Monthly rent amount before increment, per square foot				20.85
Rent increases				12,375
Rent increase per square feet				20.95
Monthly rent amount after increment				12,460
Monthly rent amount after increment, per square foot				21.13
Rent expense			$ 142,935	$ 94,400
Number of months after that rent increases				12 months
Number of remaining months for which increased rent paid				12 months
Assets acquired payments to cash	$ 250,000
Lease agreement expire				May 31, 2018
Percentage of ownership outstanding stock	19.9
Shares issued in connection with acquisition of in-process research and development	$ 3,750,000
Common Stock [Member]
Commitments and Contingencies (Textual)
Shares issued in connection with asset purchase agreement, Shares | shares	1,849,113
Dr. Schaber [Member]
Commitments and Contingencies (Textual)
Number of common shares transferred to third party | shares		50,000